Tax assets and liabilities - Tax benefits not recognized (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	$ 2,235	$ 1,382
Deferred tax liabilities not recognized in jurisdictions where a withholding charge is incurred upon distribution of earnings	216	330
3 March 2023
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	837
Within 10 years
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	103	108
Tax benefit not recognized	22
No expiry date
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	1,295	$ 1,274
Tax benefit not recognized	$ 277